4. CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Aggregate Carrying Value of Debentures	$ 209,100	$ 162,084
Debt Discounts Net	0	107,016
Amortization of Debt Discounts	$ 107,016	$ 67,363